Acquisitions and Divestitures (Narrative) (Details)	5 Months Ended	10 Months Ended	12 Months Ended
	Jun. 07, 2013 USD ($)	Oct. 17, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 21, 2014	Dec. 31, 2011 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 145,932,000	$ 141,943,000	$ 134,242,000		$ 133,659,000
Goodwill, Impairment			0	0	$ 0
Total assets			25,668,187,000	23,784,493,000
Total deposits			$ 18,068,939,000	$ 16,734,956,000
Mountain National Bank
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity	Mountain National Bank
Number Of Bank Branches	12
Mountain National Bank | Acquired From FDIC
Business Acquisition [Line Items]
Acquisition date	Jun. 07, 2013
Assets acquired	$ 451,547,000
Loans acquired	249,001,000
Cash and cash equivalents	54,872,000
Premises and equipment	10,359,000
Deposits assumed	362,098,000
Asset discount	33,000,000
Mountain National Bank | As Recorded by FHN
Business Acquisition [Line Items]
Assets acquired	416,674,000
Loans acquired	215,907,000
Cash and cash equivalents	54,872,000
Premises and equipment	14,114,000
Deposits assumed	364,098,000
Goodwill	7,701,000
Acquisition goodwill expected to be tax deductible	$ 4,400,000
Branch Acquisition
Business Acquisition [Line Items]
Acquisition date		Oct. 17, 2014
Number Of Bank Branches		13
Deposit Premium		3.32%
Branch Acquisition | As Recorded by FHN
Business Acquisition [Line Items]
Assets acquired		$ 437,600,000
Cash and cash equivalents		413,400,000
Premises and equipment		7,500,000
Goodwill and intangible assets		15,700,000
Deposits assumed		437,200,000
Goodwill		4,000,000
Acquisition goodwill expected to be tax deductible		$ 4,000,000
Trustatlantic Financial Corporation
Business Acquisition [Line Items]
Number Of Bank Branches						5